EMPLOYEE BENEFIT PLANS (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
EMPLOYEE BENEFIT PLANS
Employer's contribution (as a percent)		20.00%
Defined contributions schemes expense	$ 6,189	$ 5,806	$ 4,740
Percentage of applicable salaries contributed by the employer for medical insurance benefits	10.00%
Percentage of applicable salaries contributed by the employer for housing funds	8.00%
Percentage of applicable salaries contributed by the employer for unemployment benefits	2.00%
Percentage of applicable salaries contributed by the employer for other statutory benefits	2.00%
Amount of contribution by the employer for medical insurance benefits, housing funds, unemployment and other statutory benefits	$ 8,193	$ 5,980	$ 5,461